Other current assets	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Current Assets [Abstract]
Other current assets
12. Other current assets

TCHF	December 31, 2023	December 31, 2022
Other receivable (note 7.2)	972	—
Accrued revenue	501	723
Prepaid expenses	345	836
VAT receivable	168	147
Deposits	9	28
Other current receivables	25	64

Total	2,020	1,798